Income Taxes (Details) - Schedule of Income Tax Benefit - Income tax benefit [Member] - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal
State
Foreign
Total Current
Federal	(224,224)	(456,438)
State	(65,914)	(64,694)
Total Deferred	(290,138)	(521,132)
Income tax benefit	$ (290,138)	$ (521,132)